Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 13 – Accrued Liabilities

	December 31,
	2014	2013
	(Millions)
Interest on debt	$268	$167
Employee costs	167	127
Deferred income	82	47
Estimated rate refund liability	1	98
Asset retirement obligations	40	64
Other, including other loss contingencies	342	294
	$900	$797